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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING
                        Commission File Number: 811-05291
      (Check One): [ ] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q
                          [ ] Form N-SAR [X] Form N-CSR

                       For Period Ended: December 31, 2003

[  ]  Transition Report on Form 10-K
[  ]  Transition Report on Form 20-F
[  ]  Transition Report on Form 11-K
[  ]  Transition Report on Form 10-Q
[  ]  Transition Report on Form N-SAR
For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


PART I - REGISTRANT INFORMATION

                           The STAAR Investment Trust
                             Full Name of Registrant

                                       N/A
                            Former Name if Applicable

                                604 Mcknight Road
                                -----------------
            Address of Principal Executive Office (Street and Number)

                              Pittsburgh, PA 15237
                            City, State and Zip Code

PART II - RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if applicable)

(a)
[ ] The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)
[X] The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)
[ ] The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
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PART III - NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11K, 20-F, 10-Q, N-SAR, N-CSR or the transition report portion thereof, could not be filed within the prescribed time period.

Additional time is needed to make sure the new disclosure and certification requirements set forth under the Sarbanes-Oxley Act of 2002 and the related rules have been complied with. The Trust expects to file a complete report on Form N-CSR within the time period permitted pursuant to this Notification of Form 12b-25.


PART IV - OTHER INFORMATION

(1)
     Name and telephone number of person to contact in regard to this notification

           J. Andre Weisbrod                    412-367-9076
           -----------------                    ------------
                 (Name)                (Area Code) (Telephone Number)

(2)
     Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify reports(s).

                           [X] Yes    [ ] No

(3)
     Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                           [ ] Yes    [X] No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


Date:  March 10, 2004
                                            /s/ J Andre Weisbrod
                                            -----------------------------------
                                            J Andre Weisbrod, President and CEO